SUPPLEMENT DATED NOVEMBER 12, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION

FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

DATED MAY 1, 2009

(as supplemented on June 19, 2009, August 25, 2009, September 21, 2009

and October 23, 2009)

This supplement updates information currently in the Statement of Additional Information.  Retain this supplement with the Statement of Additional Information.

COST OF MANAGER'S SERVICES

Sub-Advisory Agreement

All other Accounts

	Net Asset Value of Fund*
Fund	First $100 million	Next $100 million	Over $200 million
LargeCap Growth I (Brown)	0.30%	0.25%	0.20%
*Cash and cash equivalents shall be included in the Series’ net assets calculation up to a maximum of 1.00% of the Series’ net assets.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

In the AllianceBernstein L.P. section, remove the information related to John Mahedy.

Add the following to the Other Accounts Managed information (information as of September 30, 2009):

	Total Number of Accounts	Total Assets in the Accounts (in $ millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in $ millions)
Joseph G. Paul
LargeCap Value Account III
Registered investment companies	88	29,939	3	6,751
Other pooled investment vehicles	135	16,136	-	277
Other accounts	33,777	75,633	70	6,679

David Yuen
LargeCap Value Account III
Registered investment companies	72	27,833	3	6,751
Other pooled investment vehicles	91	15,960	2	277
Other accounts	33,773	75,292	70	6,679

Add the following to the Ownership of Securities information (information as of September 30, 2009):

Portfolio Manager	PVC Accounts Managed by Portfolio Manager (list each Account on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Joseph G. Paul	LargeCap Value Account III	0
David Yuen	LargeCap Value Account III	0

In the Principal Global Investors, LLC section, remove the information related to Doug Earney.

Add the following to the Other Accounts Managed information (information as of June 30, 2009):

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Tim Warrick		12.6 billion
Short-Term Bond Account
Registered investment companies	5	2.6 billion
Other pooled investment vehicles	3	4.3 billion
Other accounts	24	5.7 billion	3	1.5 billion

Add the following to the Ownership of Securities information (information as of June 30, 2009):

Portfolio Manager	Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Tim Warrick	Short-Term Bond Account	0